Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	May 04, 2012
Supplement Text Block	tf2_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

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Transamerica Capital Growth

The following information replaces the first paragraph in the Prospectuses under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments - Transamerica Capital Growth”:

The fund’s sub-adviser, Morgan Stanley Investment Management Inc. (the “sub-adviser”), under normal circumstances, seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 1000® Growth Index[1], which as of December 31, 2011 was between $117 million and $406 billion. Under normal market conditions, the sub-adviser generally intends to focus on companies with market capitalization of $10 billion or more.

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Transamerica Global Allocation

The following information replaces entirely the sixth paragraph in the section of the Class I2 Prospectus relating to Transamerica Global Allocation entitled “Principal Investment Strategies”:

The fund’s internal composite reference benchmark (“Composite Benchmark”) has at all times since the fund’s formation included a 40% weighting in non-U.S. securities. The Composite Benchmark is an unmanaged weighted index comprised as follows: 36% of the Standard & Poor’s 500 Index; 24% of the FTSE World Index (Ex-U.S.); 24% of the Merrill Lynch current 5-year Treasury Index; and 16% of the Citigroup (non-USD) World Government Bond Index. Throughout its history, the fund has maintained a weighting in non-U.S. securities, often exceeding the 40% Composite Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the fund anticipates it will continue to allocate a substantial amount (approximately 40% or more – unless market conditions are not deemed favorable by the sub-adviser, in which case the fund would invest at least 30%) – of its total assets in securities of (i) foreign government issuers; (ii) issuers organized or located outside the U.S.; (iii) issuers which primarily trade in a market located outside the U.S.; or (iv) issuers doing a substantial amount of business outside the U.S., which the fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). For temporary defensive purposes the fund may deviate very substantially from the allocation described above.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

The table in the Class I2 Prospectus under the section entitled “Performance - Average Annual Total Returns” relating to Transamerica Global Allocation is deleted and replaced in its entirety with the following:

The Composite Benchmark consists of the following: Standard & Poor’s 500® Index, 36%; FTSE World Index (ex-U.S.), 24%; Merrill Lynch current 5-year Treasury Index, 24% and Citigroup (non-USD) World Government Bond Index, 16%. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. You cannot invest directly in an index.

Average Annual Total Returns (periods ended December 31, 2011)

	1 Year	5 Years	Since Inception	Inception Date
Class I2				12/06/2005
Return before taxes	-3.57%	3.60%	5.60%
Return after taxes on distributions	-4.45%	2.36%	4.36%
Return after taxes on distributions and sale of fund shares	-1.79%	2.58%	4.30%
Financial Times Stock Exchange World Index (reflects no deduction for fees, expenses, or taxes)	-6.48%	-1.40%	2.16%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	0.77%	2.83%	4.65%

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Transamerica Large Cap Growth

The following information replaces the first paragraph in the Prospectuses under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments - Transamerica Large Cap Growth”:

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The fund generally considers large cap companies to be companies with capitalizations that, at the time of purchase, are within the range of companies included in the Russell 1000® Growth Index[1]. As of December 31, 2011, the market capitalization range of the Russell 1000® Growth Index was between $117 million and $406 billion. The fund’s sub-adviser, BNP Paribas Asset Management, Inc. (the “sub-adviser”), generally intends to focus on companies with market capitalizations greater than $10 billion but, from time to time, may invest in companies with smaller capitalizations that are within the range of the Russell 1000® Growth Index at the time of purchase.

* * *

Transamerica Capital Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	tf2_SupplementTextBlock

Transamerica Capital Growth

The following information replaces the first paragraph in the Prospectuses under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments - Transamerica Capital Growth”:

The fund’s sub-adviser, Morgan Stanley Investment Management Inc. (the “sub-adviser”), under normal circumstances, seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 1000® Growth Index[1], which as of December 31, 2011 was between $117 million and $406 billion. Under normal market conditions, the sub-adviser generally intends to focus on companies with market capitalization of $10 billion or more.

Transamerica Global Allocation
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	tf2_SupplementTextBlock

Transamerica Global Allocation

The following information replaces entirely the sixth paragraph in the section of the Class I2 Prospectus relating to Transamerica Global Allocation entitled “Principal Investment Strategies”:

The fund’s internal composite reference benchmark (“Composite Benchmark”) has at all times since the fund’s formation included a 40% weighting in non-U.S. securities. The Composite Benchmark is an unmanaged weighted index comprised as follows: 36% of the Standard & Poor’s 500 Index; 24% of the FTSE World Index (Ex-U.S.); 24% of the Merrill Lynch current 5-year Treasury Index; and 16% of the Citigroup (non-USD) World Government Bond Index. Throughout its history, the fund has maintained a weighting in non-U.S. securities, often exceeding the 40% Composite Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the fund anticipates it will continue to allocate a substantial amount (approximately 40% or more – unless market conditions are not deemed favorable by the sub-adviser, in which case the fund would invest at least 30%) – of its total assets in securities of (i) foreign government issuers; (ii) issuers organized or located outside the U.S.; (iii) issuers which primarily trade in a market located outside the U.S.; or (iv) issuers doing a substantial amount of business outside the U.S., which the fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). For temporary defensive purposes the fund may deviate very substantially from the allocation described above.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

The table in the Class I2 Prospectus under the section entitled “Performance - Average Annual Total Returns” relating to Transamerica Global Allocation is deleted and replaced in its entirety with the following:

The Composite Benchmark consists of the following: Standard & Poor’s 500® Index, 36%; FTSE World Index (ex-U.S.), 24%; Merrill Lynch current 5-year Treasury Index, 24% and Citigroup (non-USD) World Government Bond Index, 16%. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. You cannot invest directly in an index.

Average Annual Total Returns (periods ended December 31, 2011)

	1 Year	5 Years	Since Inception	Inception Date
Class I2				12/06/2005
Return before taxes	-3.57%	3.60%	5.60%
Return after taxes on distributions	-4.45%	2.36%	4.36%
Return after taxes on distributions and sale of fund shares	-1.79%	2.58%	4.30%
Financial Times Stock Exchange World Index (reflects no deduction for fees, expenses, or taxes)	-6.48%	-1.40%	2.16%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	0.77%	2.83%	4.65%

Transamerica Large Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	tf2_SupplementTextBlock

Transamerica Large Cap Growth

The following information replaces the first paragraph in the Prospectuses under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments - Transamerica Large Cap Growth”:

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The fund generally considers large cap companies to be companies with capitalizations that, at the time of purchase, are within the range of companies included in the Russell 1000® Growth Index[1]. As of December 31, 2011, the market capitalization range of the Russell 1000® Growth Index was between $117 million and $406 billion. The fund’s sub-adviser, BNP Paribas Asset Management, Inc. (the “sub-adviser”), generally intends to focus on companies with market capitalizations greater than $10 billion but, from time to time, may invest in companies with smaller capitalizations that are within the range of the Russell 1000® Growth Index at the time of purchase.